Financial Risk Management - Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	£ 935	£ 955	[1]
Rate derivatives - inflows	(82)	(414)
Rate derivatives - outflows	67	412
FX forwards - inflows	(326)	(1,034)
FX forwards - outflows	324	1,049
Total	918	968
US Dollars [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	0	0	[1]
Rate derivatives - inflows	0	(2)
Rate derivatives - outflows	0	176
FX forwards - inflows	0	0
FX forwards - outflows	324	1,049
Total	324	1,223
Sterling [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	935	705	[1]
Rate derivatives - inflows	(82)	(163)
Rate derivatives - outflows	67	235
FX forwards - inflows	(326)	(1,034)
FX forwards - outflows	0	0
Total	594	(257)
Other currency [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	0	250	[1]
Rate derivatives - inflows	0	(249)
Rate derivatives - outflows	0	1
FX forwards - inflows	0	0
FX forwards - outflows	0	0
Total	0	2
In less than one year [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	32	250	[1]
Rate derivatives - inflows	(11)	(394)
Rate derivatives - outflows	9	408
FX forwards - inflows	(326)	(1,034)
FX forwards - outflows	324	1,049
Total	28	279
One to five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	478	0	[1]
Rate derivatives - inflows	(39)	(3)
Rate derivatives - outflows	32	1
FX forwards - inflows	0	0
FX forwards - outflows	0	0
Total	471	(2)
Later than five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	425	705	[1]
Rate derivatives - inflows	(32)	(17)
Rate derivatives - outflows	26	3
FX forwards - inflows	0	0
FX forwards - outflows	0	0
Total	£ 419	£ 691

[1]	The 2024 figures for bonds have been given on a discounted basis for the year ended 31 December 2025. If the same methodology had been applied for the year ended 31 December 2024, the total value of the bonds would be £1,219m, of which £284m is greater than one month and less than one year, £128m later than one year but less than five years, and £807m greater than five years. The currency split is sterling £967m and Euro £252m.